Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data	3 Months Ended		9 Months Ended		12 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 24, 2011	Sep. 25, 2010	Sep. 24, 2011	Sep. 25, 2010	Dec. 25, 2010	Dec. 26, 2009 As Adjusted [Member]	Dec. 27, 2008 As Adjusted [Member]	Dec. 26, 2009 As Adjusted [Member] Common Class L [Member]	Dec. 27, 2008 As Adjusted [Member] Common Class L [Member]	Sep. 24, 2011 Common Class L [Member]	Sep. 25, 2010 Common Class L [Member]	Sep. 24, 2011 Common Class L [Member]	Sep. 25, 2010 Common Class L [Member]	Dec. 25, 2010 Common Class L [Member]
Revenues:
Franchise fees and royalty income	$ 104,562	$ 92,125	$ 288,660	$ 263,020	$ 359,927	$ 344,020	$ 349,047
Rental income	23,676	23,375	69,950	69,807	91,102	93,651	97,886
Sales of ice cream products	25,591	23,415	73,532	65,116	84,989	75,256	71,445
Other revenues	9,679	10,616	27,551	29,416	41,117	25,146	26,551
Total revenues	163,508	149,531	459,693	427,359	577,135	538,073	544,929
Operating costs and expenses:
Occupancy expenses-franchised restaurants	13,073	12,657	38,278	39,147	53,739	51,964	55,581
Cost of ice cream products	18,975	16,419	52,795	44,568	59,175	47,432	49,407
General and administrative expenses, net	71,465	59,220	179,408	163,083	223,620	197,005	196,841
Depreciation	6,128	6,211	18,350	19,159	25,359	26,917	28,452
Amortization of other intangible assets	7,001	7,762	21,106	25,315	32,467	35,994	37,848
Goodwill impairment							294,478
Other impairment charges	163	265	1,220	2,955	7,075	8,517	37,384
Total operating costs and expenses	116,805	102,534	311,157	294,227	401,435	367,829	699,991
Equity in net income of joint ventures	7,409	7,577	12,206	16,013	17,825	14,301	14,169
Operating income (loss)	54,112	54,574	160,742	149,145	193,525	184,545	(140,893)
Other income (expense):
Interest income	138	37	403	123	305	386	3,512
Interest expense	(24,065)	(25,648)	(86,905)	(80,721)	(112,837)	(115,405)	(119,456)
Gain (loss) on debt extinguishment					(61,955)	3,684
Loss on debt extinguishment and refinancing transactions	(18,050)		(34,222)	(3,693)
Other gains (losses), net	(423)	(4)	(11)	(33)	408	1,066	(3,929)
Total other expense	(42,400)	(25,615)	(120,735)	(84,324)	(174,079)	(110,269)	(119,873)
Income (loss) before income taxes	11,712	28,959	40,007	64,821	19,446	74,276	(260,766)
Provision (benefit) for income taxes	4,300	10,117	17,156	22,704	(7,415)	39,268	9,132
Net income (loss)	$ 7,412	$ 18,842	$ 22,851	$ 42,117	$ 26,861	$ 35,008	$ (269,898)
Earnings (loss) per share
Common-basic and diluted	$ (1.01)	$ (0.24)	$ (2.00)	$ (1.02)	$ (2.04)	$ (1.69)	$ (8.95)	$ 4.57	$ 4.17	$ 4.46	$ 1.25	$ 6.14	$ 3.69	$ 4.87